Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Discretionary Portfolio

May 31, 2020

CPR-QTLY-0720
1.802163.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
Ferrari NV	7,997	$1,349,174
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	12,558	1,122,560
Diversified Consumer Services - 1.3%
Education Services - 1.3%
Bright Horizons Family Solutions, Inc. (a)	9,200	1,029,296
Grand Canyon Education, Inc. (a)	36,423	3,554,521
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	6,590	790,536
		5,374,353
Entertainment - 0.3%
Movies & Entertainment - 0.3%
Netflix, Inc. (a)	1,828	767,266
World Wrestling Entertainment, Inc. Class A	11,193	517,900
		1,285,166
Food & Staples Retailing - 2.0%
Food Distributors - 0.9%
JDE Peet's BV	17,100	597,928
Performance Food Group Co. (a)	72,992	1,945,237
U.S. Foods Holding Corp. (a)	56,991	1,090,808
		3,633,973
Food Retail - 0.2%
Kroger Co.	24,900	812,238
Hypermarkets & Super Centers - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	63,432	2,283,552
Walmart, Inc.	11,063	1,372,476
		3,656,028

TOTAL FOOD & STAPLES RETAILING		8,102,239

Hotels, Restaurants & Leisure - 16.1%
Casinos & Gaming - 1.7%
Churchill Downs, Inc.	28,146	3,734,130
Eldorado Resorts, Inc. (a)(b)	71,007	2,517,908
Penn National Gaming, Inc. (a)	19,319	633,856
		6,885,894
Hotels, Resorts & Cruise Lines - 1.8%
Hilton Grand Vacations, Inc. (a)	46,604	1,003,850
Hilton Worldwide Holdings, Inc.	43,800	3,473,778
Marriott Vacations Worldwide Corp.	30,178	2,710,890
		7,188,518
Leisure Facilities - 1.9%
Drive Shack, Inc. (a)	156,600	278,748
Planet Fitness, Inc. (a)	59,896	3,871,078
Vail Resorts, Inc.	18,512	3,671,485
		7,821,311
Restaurants - 10.7%
ARAMARK Holdings Corp.	92,368	2,391,408
Chipotle Mexican Grill, Inc. (a)	6,572	6,597,697
Darden Restaurants, Inc.	6,900	530,334
McDonald's Corp.	95,616	17,815,173
Noodles & Co. (a)	80,000	468,800
Restaurant Brands International, Inc.	5,500	300,476
Starbucks Corp.	196,887	15,355,217
		43,459,105

TOTAL HOTELS, RESTAURANTS & LEISURE		65,354,828

Household Durables - 3.3%
Homebuilding - 3.3%
D.R. Horton, Inc.	102,481	5,667,199
Lennar Corp. Class A	56,693	3,427,659
NVR, Inc. (a)	1,267	4,081,780
		13,176,638
Interactive Media & Services - 0.4%
Interactive Media & Services - 0.4%
Alphabet, Inc. Class A (a)	1,244	1,783,299
Internet & Direct Marketing Retail - 28.1%
Internet & Direct Marketing Retail - 28.1%
Amazon.com, Inc. (a)	41,578	101,548,859
Delivery Hero AG (a)(c)	3,400	325,258
The Booking Holdings, Inc. (a)	6,531	10,707,052
The RealReal, Inc.	35,400	474,714
Wayfair LLC Class A (a)	3,712	636,794
		113,692,677
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (a)	9,037	1,400,825
Multiline Retail - 7.9%
General Merchandise Stores - 7.9%
B&M European Value Retail SA	210,286	1,012,063
Dollar General Corp.	65,242	12,494,495
Dollar Tree, Inc. (a)	111,631	10,925,326
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	61,969	5,667,065
Target Corp.	14,900	1,822,717
		31,921,666
Road & Rail - 0.2%
Trucking - 0.2%
Lyft, Inc. (a)	20,400	637,704
Specialty Retail - 26.4%
Apparel Retail - 8.2%
Burlington Stores, Inc. (a)	62,800	13,167,276
Ross Stores, Inc.	77,127	7,478,234
The Children's Place Retail Stores, Inc.	33,314	1,387,195
TJX Companies, Inc.	211,113	11,138,322
		33,171,027
Automotive Retail - 2.6%
AutoZone, Inc. (a)	3,393	3,894,689
Monro, Inc.	18,878	1,040,178
O'Reilly Automotive, Inc. (a)	12,984	5,417,444
		10,352,311
Computer & Electronics Retail - 0.8%
Best Buy Co., Inc.	41,843	3,267,520
Home Improvement Retail - 13.7%
Floor & Decor Holdings, Inc. Class A (a)(b)	36,706	1,908,712
Lowe's Companies, Inc.	139,734	18,214,327
The Home Depot, Inc.	142,617	35,437,472
		55,560,511
Specialty Stores - 1.1%
Five Below, Inc. (a)	23,679	2,478,007
National Vision Holdings, Inc. (a)	27,753	743,225
Sally Beauty Holdings, Inc. (a)	54,600	711,984
Ulta Beauty, Inc. (a)	2,358	575,376
		4,508,592

TOTAL SPECIALTY RETAIL		106,859,961

Textiles, Apparel & Luxury Goods - 8.5%
Apparel, Accessories & Luxury Goods - 3.7%
adidas AG	7,505	1,990,382
Canada Goose Holdings, Inc. (a)(b)	20,434	398,633
Capri Holdings Ltd. (a)	81,121	1,220,060
G-III Apparel Group Ltd. (a)	17,297	178,678
Hermes International SCA	584	484,776
lululemon athletica, Inc. (a)	4,730	1,419,449
LVMH Moet Hennessy Louis Vuitton SE	5,084	2,132,867
PVH Corp.	71,706	3,260,472
Tapestry, Inc.	132,682	1,804,475
VF Corp.	33,666	1,888,663
		14,778,455
Footwear - 4.8%
Deckers Outdoor Corp. (a)	17,500	3,194,275
NIKE, Inc. Class B	164,030	16,170,077
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,900	59,508
		19,423,860

TOTAL TEXTILES, APPAREL & LUXURY GOODS		34,202,315

TOTAL COMMON STOCKS
(Cost $240,706,938)		386,263,405

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.11% (d)	1,576,010	1,576,325
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	7,444,888	7,445,633
TOTAL MONEY MARKET FUNDS
(Cost $9,021,958)		9,021,958
TOTAL INVESTMENT IN SECURITIES - 97.6%
(Cost $249,728,896)		395,285,363
NET OTHER ASSETS (LIABILITIES) - 2.4%		9,587,840
NET ASSETS - 100%		$404,873,203

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $325,258 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$337
Fidelity Securities Lending Cash Central Fund	4,287
Total	$4,624

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events.The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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